Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,790,000
Previously Paid Amount	0.00
Total Fee Amount	427.15
Total Offset Amount	0.00
Net Fee	427.15
Narrative - Max Aggregate Offering Price	$ 2,790,000
Final Prospectus	true